ACCOUNTS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLES
Schedule of components of net accounts receivable

	December 31,
	2011	2012
Accounts receivable	42,340,033	41,045,413
Allowance for doubtful accounts
Beginning balance as of January 1	22,727	697,246
Reversal of allowance against profit and loss	—	(317)
Additional allowance during the year	673,414	33,596
Exchange effect	1,105	7,216

Less: ending balance of allowance for doubtful accounts	697,246	737,741

Accounts receivable, net	41,642,787	40,307,672